Pay vs Performance Disclosure - USD ($)	8 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of initial fixed $100 investment based on:
Year	SCT Total for PEO 1 (1)	SCT Total for PEO 2 (2)	SCT Total for PEO 3 (3)	CAP to PEO 1 (4) (5) (6)	CAP to PEO 2 (4) (5) (6)	CAP to PEO 3 (4) (5) (6)	Average SCT total for non-PEO NEOs (7)	Average CAP to non-PEO NEOs (4)(5)(8)	Total Shareholder Return	U.S. MSCI REIT Index Total Shareholder Return (9)	Net Income	Core EBITDA (10)
2025	$3,524,308	$6,272,775	$—	$1,858,476	$845,967	$—	$1,937,624	$846,429	$41.35	$137.53	$(115.3)	$617.9
2024	$—	$10,980,578	$—	$—	$1,798,817	$—	$2,301,474	$929,457	$64.79	$133.59	$(94.7)	$634.1
2023	$—	$8,109,662	$—	$—	$10,090,177	$—	$1,918,213	$2,221,385	$88.42	$122.84	$(336.3)	$572.1
2022	$—	$7,689,546	$—	$—	$7,697,775	$—	$2,038,558	$2,024,259	$80.30	$108.00	$(19.4)	$499.8
2021	$—	$1,489,979	$4,661,919	$—	$1,613,153	$(4,910,137)	$1,469,331	$575,335	$90.11	$143.06	$(30.5)	$474.5

Company Selected Measure Name		Core EBITDA
Named Executive Officers, Footnote	The Principal Executive Officer (PEO) is Robert S. Chambers.
(2) The second Principal Executive Officer (PEO) is George F. Chappelle, who served as our Chief Executive officer through August, 2025.
		The third Principal Executive Officer (PEO) is Fred Boehler, who served as our Chief Executive Officer through August, 2021.
Peer Group Issuers, Footnote		The selected peer group is the U.S. MSCI REIT Index which is the sole measurement of our performance based equity awards and the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote	Our PEO and non-PEO NEOs do not receive pension benefits, therefore no adjustments were made. We did not make any adjustments for dividend equivalents and distributions because they are already factored into our Fair Market Value (“FMV”) used for our performance awards and included in All Other Compensation on the Summary Compensation Table in our CD&A. To calculate Compensation Actually Paid (CAP) for the PEO, the fair value of equity awards were updated using the same methodology applied under ASC 718 and all equity adjustments were made in accordance with the SEC methodology for determining CAP for each year shown:

	2025			2024			2023			2022			2021
	PEO1	PEO2	PEO3	PEO1	PEO2	PEO3	PEO1	PEO2	PEO3	PEO1	PEO2	PEO3	PEO1	PEO2	PEO3
SCT Total for PEO	3,524,308	6,272,775	—	—	10,980,578	—	—	8,109,662	—	—	7,689,546	—	—	1,489,979	4,661,919
Subtract stock compensation and pension included in SCT	(1,907,227)	(4,528,423)	—	—	(7,807,497)	—	—	(4,967,302)	—	—	(3,452,311)	—	—	(1,260,006)	(3,583,397)
Add pension attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Add fair value of equity compensation granted in current year – value at year-end	987,839	1,107,430	—	—	5,301,181	—	—	5,218,646	—	—	3,756,664	—	—	1,383,181	489,419
Add dividends paid on unvested shares/share units and stock options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Add/Subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(705,821)	(1,843,497)	—	—	(6,590,239)	—	—	1,714,020	—	—	—	—	—	—	(1,458,139)
Add/Subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(40,623)	(162,318)	—	—	(85,206)	—	—	15,151	—	—	(296,125)	—	—	—	(763,992)
Add fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—	—	—	—	—	—	—	—	—	—	—	273,131
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(4,529,078)
Total Adjustments	(1,665,832)	(5,426,808)	—	—	(9,181,761)	—	—	1,980,515	—	—	8,229	—	—	123,174	(9,572,057)
Compensation Actually Paid to PEO	1,858,476	845,967	—	—	1,798,817	—	—	10,090,177	—	—	7,697,775	—	—	1,613,153	(4,910,137)

2025	2024	2023	2022	2021
Jay Wells	Marc Smernoff	Marc Smernoff	Marc Smernoff	Marc Smernoff
M. Bryan Verbarendse	Robert Chambers	Robert Chambers	Robert Chambers	Robert Chambers
Richard Winnall	Richard Winnall	Richard Winnall	David Moore	Carlos Rodriguez
Nathan Harwell	Jay Wells	Samantha Charleston	Samantha Charleston	Jay Harron
M. Bryan Verbarendse

Non-PEO NEO Average Total Compensation Amount		$ 1,937,624	$ 2,301,474	$ 1,918,213	$ 2,038,558	$ 1,469,331
Non-PEO NEO Average Compensation Actually Paid Amount		$ 846,429	929,457	2,221,385	2,024,259	575,335
Adjustment to Non-PEO NEO Compensation Footnote	Our PEO and non-PEO NEOs do not receive pension benefits, therefore no adjustments were made.To calculate average CAP for the non-PEO Named Executive Officers, the fair value of equity awards were updated using the same methodology applied under ASC 718 and all equity adjustments were made in accordance with the SEC methodology for determining CAP for each year shown:

	2025	2024	2023	2022	2021
Average SCT Total for Non-PEO NEOs	$1,937,624	$2,301,474	$1,918,213	$2,038,558	$1,469,331
Subtract stock compensation and pension included in SCT	(1,019,131)	(1,153,311)	(959,602)	(861,488)	(891,024)
Add pension attributable to current year's service and any change in pension value attributable to plan amendments made in the current year			—	—	—
Add fair value of equity compensation granted in current year – value at year-end	317,451	758,079	1,008,158	907,540	659,162
Add dividends paid on unvested shares/share units and stock options			—	—	—
Add/Subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(362,673)	(679,490)	238,980	(16,661)	(567,834)
Add/Subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(26,841)	21,405	53,070	(43,690)	(94,300)
Add fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—		—	—	—
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	(318,700)	(37,434)	—	—
Total Adjustments	$(1,091,195)	$(1,372,016)	$303,172	$(14,299)	$(893,996)
Average Compensation Actually Paid to Non-PEO NEOs	$846,429	$929,457	$2,221,385	$2,024,259	$575,335

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the trend between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our key financial metric, Core EBITDA, during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2025 to Company performance (not ranked):

Core EBITDA
Relative TSR
AFFO (Adjusted Funds from Operations)

Total Shareholder Return Amount		$ 41.35	64.79	88.42	80.30	90.11
Peer Group Total Shareholder Return Amount		137.53	133.59	122.84	108.00	143.06
Net Income (Loss)		$ (115,300,000)	$ (94,700,000)	$ (336,300,000)	$ (19,400,000)	$ (30,500,000)
Company Selected Measure Amount		617,900,000	634,100,000	572,100,000	499,800,000	474,500,000
Additional 402(v) Disclosure		Our company selected measure is Core EBITDA the financial metric we believe best links compensation paid to our PEO and other NEOs, which is calculated as described in Appendix A to this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name		Core EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name		AFFO (Adjusted Funds from Operations)
Robert S. Chambers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,524,308	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount		$ 1,858,476	0	0	0	0
PEO Name		Robert S. Chambers
George F. Chappelle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,272,775	10,980,578	8,109,662	7,689,546	1,489,979
PEO Actually Paid Compensation Amount		845,967	$ 1,798,817	10,090,177	7,697,775	1,613,153
PEO Name			George F. Chappelle, who served as our Chief Executive officer through August, 2025.
Fred Boehler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	$ 0	0	0	4,661,919
PEO Actually Paid Compensation Amount		0	0	0	0	(4,910,137)
PEO Name	Fred Boehler
PEO | Robert S. Chambers [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,665,832)	0	0	0	0
PEO | Robert S. Chambers [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,907,227)	0	0	0	0
PEO | Robert S. Chambers [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Robert S. Chambers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		987,839	0	0	0	0
PEO | Robert S. Chambers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(705,821)	0	0	0	0
PEO | Robert S. Chambers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(40,623)	0	0	0	0
PEO | Robert S. Chambers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Robert S. Chambers [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Robert S. Chambers [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | George F. Chappelle [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,426,808)	(9,181,761)	1,980,515	8,229	123,174
PEO | George F. Chappelle [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,528,423)	(7,807,497)	(4,967,302)	(3,452,311)	(1,260,006)
PEO | George F. Chappelle [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | George F. Chappelle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,107,430	5,301,181	5,218,646	3,756,664	1,383,181
PEO | George F. Chappelle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,843,497)	(6,590,239)	1,714,020	0	0
PEO | George F. Chappelle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(162,318)	(85,206)	15,151	(296,125)	0
PEO | George F. Chappelle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | George F. Chappelle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | George F. Chappelle [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Fred Boehler [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	(9,572,057)
PEO | Fred Boehler [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	(3,583,397)
PEO | Fred Boehler [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Fred Boehler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	489,419
PEO | Fred Boehler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	(1,458,139)
PEO | Fred Boehler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	(763,992)
PEO | Fred Boehler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	273,131
PEO | Fred Boehler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	(4,529,078)
PEO | Fred Boehler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,091,195)	(1,372,016)	303,172	(14,299)	(893,996)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,019,131)	(1,153,311)	(959,602)	(861,488)	(891,024)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		317,451	758,079	1,008,158	907,540	659,162
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(362,673)	(679,490)	238,980	(16,661)	(567,834)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,841)	21,405	53,070	(43,690)	(94,300)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(318,700)	(37,434)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0